SEGMENT INFORMATION - Schedule of Group’s Gross Written Premiums Based on the Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	$ 666,709	$ 700,146	$ 688,678
Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	27,056	31,555	33,312
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	81,216	78,373	71,685
Australasia
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	21,879	19,304	20,286
Caribbean Islands
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	23,070	27,610	27,904
Central America
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	23,449	24,900	26,740
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	94,038	86,737	83,614
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	55,699	69,861	62,708
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	116,040	118,145	89,610
South America
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	24,500	19,389	21,671
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	131,552	170,878	195,504
Worldwide
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	$ 68,210	$ 53,394	$ 55,644